Expense Example, No Redemption - ClearBridge Mid Cap Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 688
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,187
Expense Example, No Redemption, 10 Years	1,925
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,048
Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	476
Expense Example, No Redemption, 10 Years	1,060
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	461
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,746
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	426
Expense Example, No Redemption, 10 Years	$ 953